GOODWILL	12 Months Ended
Dec. 31, 2017
GOODWILL
GOODWILL

10.GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2015, 2016 and 2017 were as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
Balance at January 1, 2015	66,650	(1,996)	64,654
Increase in goodwill related to acquisitions	46,135	—	46,135
Impairment losses recognized	—	(2,445)	(2,445)

Balance at December 31, 2015	112,785	(4,441)	108,344
Increase in goodwill related to acquisitions	63,160	—	63,160

Balance at December 31, 2016	175,945	(4,441)	171,504
Increase in goodwill related to acquisitions	2,093,254	—	2,093,254

Balance at December 31, 2017	2,269,199	(4,441)	2,264,758